Schedule of warrant outstanding (Details) kr in Thousands	1 Months Ended
Jun. 30, 2026 SEK (kr)
IfrsStatementLineItems [Line Items]
As of June 30, 2026 (Level 3)	kr 1,027,638
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Warrant liabilities assumed on Closing (June 9, 2026)	270,886
Net gains recognized in profit or loss	(64,392)
Foreign currency translation adjustment	8,816
As of June 30, 2026 (Level 3)	kr 215,310